Leases - Schedule of Operating Lease Cost and Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease cost	$ 65	$ 65
Operating lease cash paid	$ 65	$ 65